Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
10. Income Taxes
Income tax provision
The income tax provision, for the years ended December 31, differs from that computed using the enacted combined Canadian federal and provincial statutory income tax rate for the following reasons:

millions of Canadian dollars	2020	2019
Income before provision for income taxes	$1,325	$771
Statutory income tax rate	29.5%	31%
Income taxes, at statutory income tax rate	391	239
Additional impact from the sale of Emera Maine	102	-
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(48)	(66)
Foreign tax rate variance	(45)	(49)
Amortization of deferred income tax regulatory liabilities	(44)	(36)
Tax effect of equity earnings	(15)	(15)
Other	-	(12)
Income tax expense	$341	$61
Effective income tax rate	26%	8%

Composition of taxes on income from continuing operations
millions of Canadian dollars	2020	2019
Current income taxes
Canada	$18	$(19)
United States	(58)	(46)
Other	-	1
Deferred income taxes
Canada	20	45
United States	426	137
Other	(9)	-
Investment tax credits
United States	(10)	(9)
Operating loss carryforwards
Canada	(46)	(48)
Income tax expense	$341	$61

The following table reflects the composition of income before provision for income taxes presented in the Consolidated Statements of Income for the years ended December 31:

millions of Canadian dollars	2020	2019
Canada	$176	$98
United States	1,142	682
Other	7	(9)
Income before provision for income taxes	$1,325	$771

Deferred income tax assets and liabilities
The deferred income tax assets and liabilities presented in the Consolidated Balance Sheets as at December 31 consisted of the following:

millions of Canadian dollars	2020	2019
Deferred income tax assets:
Tax loss carryforwards	$724	$908
Tax credit carryforwards	319	311
Regulatory liabilities - cost of removal	184	195
Derivative instruments	108	145
Other	375	413
Total deferred income tax assets before valuation allowance	1,710	1,972
Valuation allowance	(202)	(193)
Total deferred income tax assets after valuation allowance	$1,508	$1,779
Deferred income tax (liabilities):
Property, plant and equipment	$(2,450)	$(2,382)
Derivative instruments	(93)	(148)
Other	(385)	(348)
Total deferred income tax liabilities	$(2,928)	$(2,878)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets	$209	$186
Long-term deferred income tax liabilities	(1,629)	(1,285)
Net deferred income tax liabilities	$(1,420)	$(1,099)

Net operating loss ("NOL"), capital loss and tax credit carryforwards and their expiration periods
Emera’s net operating loss (“NOL”), capital loss and tax credit carryforwards and their expiration periods as at December 31, 2020 consisted of the following:

	Gross Tax	Unrecognized	Net Tax	Expiration
millions of Canadian dollars	Carryforwards	Amounts	Carryforwards	Period
Canada
NOL	$1,370	$(619)	$751	2027 - 2040
Capital loss	61	(61)	-	Indefinite
United States
Federal NOL	$1,412	$-	$1,412	2030 - 2040
State NOL	563	-	563	2032 - 2040
Tax credit	319	-	319	2025 - 2040
Other
NOL	$39	$(39)	$-	2021 - 2027

Details of the change in unrecognized tax benefits
millions of Canadian dollars	2020	2019
Balance, January 1	$29	$26
Increases due to tax positions related to current year	1	2
Increases due to tax positions related to a prior year	2	1
Decreases due to tax positions related to a prior year	(2)	-
Balance, December 31	$30	$29